AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available For Sale Securities Disclosure [Text Block]

3. AVAILABLE-FOR-SALE SECURITIES

Available –for –sale securities consist of marketable funds, marketable securities and stock options and are summarized as follows:

	2012		2011
		Fair		Fair
		Market		Market
	Cost $	value $	Cost $	value $

Public traded securities	1,177	-	30,560	17,873
Marketable funds	735,215	761,888	609,234	629,082
Stock options	-	-	7,302	3,868
Total	736,392	761,888	647,096	650,823

The fair market value of public traded securities and marketable funds are measured using quoted prices in active market for the identical assets, the total fair market value is the published market price per share/unit multiplied by the number of shares/units held without consideration of transaction costs.

On January 26, 2011, the Company received 300,000 stock options from Argex Mining Inc.(the “Argex”), which expire on July 26, 2012 with each stock option entitling to its holder to purchase one common share at C$0.495 which are vested 25% immediately and remaining 75% shall become vested on every 6 month from the grant date.

During the fiscal year 2011, the Company exercised 75,000 stock options. As at December 31, 2011, Argex cancelled 75,000 stock options and the Company has 150,000 stock options outstanding. During the fiscal year 2012, the Company exercised all remaining 150,000 stock options, sold all Argex’s shares for net proceeds of $156,267, and recognized the gain in the amount of $43,409.

The fair value of the above options granted is estimated on the date of the grant and the date of the year end by using Black-Scholes option pricing model with weights average assumptions for grants as follows:

2011
Stock price	$0.41-$0.50
Risk-free interest rate	1.64%-0.97%
Expected life of options	1.17-0.25 years
Annualized volatility	93.26%-65.84%
Dividend rate	0%
Calculated fair value	$0.0026-$0.1975